Provisions (Tables)	12 Months Ended
Dec. 31, 2023
Statement [LineItems]
Summary of Provisions

	As at December 31
	2023	2022
Decommissioning liability	$172.6	$182.3
Office lease provision (existing)	9.4	17.5
Total	$182.0	$199.8

Current portion	$32.1	$34.1
Non-current portion	$149.9	$165.7

Summary of Changes to Decommissioning Liability

Changes to the decommissioning liability were as follows:

	Year ended December 31
	2023	2022
Balance, beginning of year	$182.3	$121.6
Net liabilities added (1)	1.3	0.3
Increase (decrease) due to changes in estimates	(2.3)	83.3
Liabilities settled	(26.6)	(18.8)
Government decommissioning assistance	0.4	(15.7)
Accretion charges	17.5	11.6
Balance, end of year	$172.6	$182.3

Current portion	$23.4	$25.4
Non-current portion	$149.2	$156.9

(1)
Includes additions from drilling activity, facility capital spending and disposals related to net property dispositions.

Summary of Changes to Office Lease Provision

Changes to the office lease provision were as follows:

	Year ended December 31
	2023	2022
Balance, beginning of year	$17.5	$25.6
Decrease due to changes in estimates	-	(0.3)
Settlements	(9.0)	(9.2)
Accretion charges	0.9	1.4
Balance, end of year	$9.4	$17.5

Current portion	$8.7	$8.7
Non-current portion	$0.7	$8.8